Annual Total Returns[BarChart] - PROFUND VP ULTRANASDAQ-100 - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.19%)	33.75%	79.04%	35.84%	13.60%	8.62%	68.33%	(9.63%)	79.66%	86.30%